Drilling units (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Drilling units

(In US$ millions)	December 31, 2016	December 31, 2015
Cost	$6,494.1	$6,434.2
Accumulated depreciation	(1,153.2)	(886.9)
Net book value	$5,340.9	$5,547.3